Net Interest Income	12 Months Ended
Dec. 31, 2020
Interest income [Abstract]
Net Interest Income
28. Net interest income
28.1. Interest income
Interest revenue calculated using the effective interest method.

	2020	2019	2018
Interest from government securities	33,664,109	49,098,038	20,684,183
Interest from credit card loans	18,707,357	28,656,180	19,619,248
Interest from other loans	11,269,542	7,377,124	7,690,032
Interest from overdrafts	10,814,487	13,839,785	15,053,918
Interest from commercial papers	10,182,777	15,051,005	13,629,461
Interest from consumer loans	9,562,611	12,301,110	15,941,930
UVA clause adjustment (1)	9,232,639	14,787,161	9,071,650
Premium for reverse repurchase agreements	4,956,430	2,462,919	1,410,373
Interest from car loans	2,995,000	1,972,697	3,113,187
Stabilization Coefficient (CER) clause adjustment (1)	2,546,829	108,472	234,610
Interest from loans for the prefinancing and financing of exports	1,429,432	4,295,451	3,663,772
Interest on loans to financial institutions	1,207,423	3,700,450	4,775,119
Interest from mortgage loans	931,823	1,890,592	1,942,756
Interest from financial leases	541,336	801,446	1,351,442
Interest from private securities	23,115	14,594	87,700
Other financial income	457,849	10,897	86

TOTAL	118,522,759	156,367,921	118,269,467

(1)	Adjustment clauses based on the variation of the consumer price index.
28.2. Interest expenses

	2020	2019	2018
Time deposits	33,236,039	52,834,019	35,573,477
Savings accounts deposits	2,700,162	3,749,806	9,186,451
Other liabilities	2,662,424	5,728,338	3,722,117
Bank loans	1,394,983	1,230,240	383,690
UVA clause adjustment (1)	1,011,135	2,096,368	2,688,015
Interest on the lease liability	373,512	432,547	—
Premium for reverse repurchase agreements	—	3,598	230,784
Others	93,637	48,153	24,291

TOTAL	41,471,892	66,123,069	51,808,825

(1)	Adjustment clause based on the variation of the consumer price index.